UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical) $ in Thousands	Sep. 30, 2022 HKD ($) shares	Jun. 30, 2022 HKD ($) shares	Dec. 31, 2021 HKD ($) shares
Allowances for loans and advances | $	$ 25,913	$ 20,142	$ 12,258
Treasury stock shares	110,839,528	109,041,760	29,462,760
Class A ordinary shares
Ordinary shares, shares authorized	48,700,000,000	48,700,000,000	48,700,000,000
Ordinary shares, shares issued	803,555,356	739,142,450	737,944,914
Ordinary shares, shares outstanding	803,555,356	739,142,450	737,944,914
Class B ordinary shares
Ordinary shares, shares authorized	800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued	430,552,051	494,552,051	494,552,051
Ordinary shares, shares outstanding	430,552,051	494,552,051	494,552,051